Bank loans	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Bank loans

Note 7 – Bank loans

Outstanding balances of bank loans consist of the following:

Bank Name	Drawn/ Maturities	Interest Rate	Collateral/Guarantee	December 31, 2021 SGD	December 31, 2022 SGD	December 31, 2022 USD
CIMB Bank Berhad, Singapore Branch	August 2020 /August 2023	3.00%	Guaranteed by Ms. Rhonda Wong, Chief Executive Officer and Director of the Company and Ms. Race Wong, Chief Operating Officer and Director of the Company	56,663	23,005	17,163
DBS Bank Ltd.	June 2020 /June 2025	3.00%	Guaranteed by Ms. Rhonda Wong, Chief Executive Officer and Director of the Company and Anthill, major shareholder of the Company	715,566	518,715	386,985
Maybank Singapore Limited	November 2020/November 2025	2.75%	Guaranteed by Ms. Rhonda Wong, Chief Executive Officer and Director of the Company and Ms. Race Wong, Chief Operating Officer and Director of the Company	317,934	239,982	179,038
Total				1,090,163	781,702	583,186
Bank loans, current portion				299,543	305,965	228,264
Bank loans, non-current portion				790,620	475,737	354,922

Interest expense for the years ended December 31, 2020, 2021 and 2022 amounted to S$16,627, S$36,696 and S$32,127 (US$23,968) respectively.

The maturities schedule is as follows:

Twelve months ending December 31,

	SGD	USD

2023	305,965	228,264
2024	291,360	217,368
2025	184,377	137,554
Total	781,702	583,186